Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 3,896,072	$ 3,408,714
Less: allowance for credit losses	(39,543)	(125,448)	$ (114,486)
Accounts receivable, net	$ 3,856,529	$ 3,283,266